Significant Accounting Policies - VIE (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2024 CNY (¥)
Information of the VIE
Percentage of monthly profit to be paid as service fee			100.00%		100.00%
Term of exclusive business cooperation agreement			10 years
Prior period notice for termination of exclusive business cooperation agreement			30 days
Option price of exclusive equity interest purchase agreement | ¥					¥ 1
Term of exclusive equity interest purchase agreement			10 years
Cash and cash equivalents	$ 269,179		$ 267,369	$ 9,231
Restricted cash				4,100
Accounts receivable, net	4,385,951		4,594,897	3,952,655
Due from related party	$ 186,381		$ 190,382	$ 188,777
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party		Related Party	Related Party	Related Party
Prepaid assets and other receivable	$ 139,875		$ 964,951	$ 867,266
Other current assets	158,686		162,478	157,948
Fixed assets, net	35,685		66,963	112,481
Deferred tax assets	860,051		934,464	1,003,893
Total Assets	6,035,808		7,181,504	6,296,351
Accounts payable	987,864		1,039,051	1,213,298
Accrued liabilities and other payables	972,999		1,538,398	1,532,305
Salary payable	1,194,816		1,451,471	2,496,202
Taxes payable	267,447		263,494	288,342
Due to related parties	$ 202,817		$ 207,171	$ 201,952
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party		Related Party	Related Party	Related Party
Contract liabilities	$ 1,679,113		$ 1,464,476	$ 1,881,864
Short term loans, outstanding balance	412,621		421,479	642,375
Long term loans	3,491,017		3,519,805	1,332,586
Total Liabilities	9,208,694		9,905,345	9,588,924
Revenues	2,012,283	$ 3,132,801	5,392,700	7,261,748
Income (loss) from operations	(135,520)	583,612	814,090	(4,201,365)
Net income (loss)	(248,350)	418,887	617,032	(4,154,482)
Net Cash (Used in) Provided by Operating Activities	263,667	(646,760)	(1,525,708)	(3,328,322)
Net Cash Used in Investing Activities	2,992			409,008
Net Cash (Used in) Provided by Financing Activities	$ (37,646)	$ 1,936,064	1,966,323	(550,015)
VIE and its subsidiaries
Information of the VIE
Cash and cash equivalents			231,578	4,517
Restricted cash				4,100
Accounts receivable, net			4,552,859	3,952,652
Due from related party			$ 190,382	$ 188,777
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]			Related Party	Related Party	Related Party
Prepaid assets and other receivable			$ 793,072	$ 686,116
Other current assets			2,081	2,025
Fixed assets, net			54,028	64,917
Deferred tax assets			934,464	1,003,893
Total Assets			6,758,464	5,906,997
Accounts payable			1,039,051	1,213,298
Accrued liabilities and other payables			596,835	731,576
Salary payable			630,954	1,177,884
Taxes payable			261,125	282,361
Due to related parties			$ 207,171	$ 201,952
Other Liability, Current, Related Party [Extensible Enumeration]			Related Party	Related Party	Related Party
Contract liabilities			$ 1,464,476	$ 1,881,678
Short term loans, outstanding balance			421,479	369,024
Long term loans			1,369,805	1,332,586
Total Liabilities			5,990,896	7,190,359
Revenues			5,353,063	7,261,751
Income (loss) from operations			2,001,556	(350,859)
Net income (loss)			1,804,490	(301,282)
Net Cash (Used in) Provided by Operating Activities			(18,971)	(1,002,752)
Net Cash Used in Investing Activities				(1,681)
Net Cash (Used in) Provided by Financing Activities			$ 89,674	$ (355,637)